Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Summary of Property Plant and Equipment

(1) Property and equipment as of December 31, 2018 and 2017 are as follows

	December 31, 2018
	(In millions of Korean won)
	Acquisition price		Accumulated Depreciation		Book amount
Machinery	~~W~~	7,125	~~W~~	(6,237)	~~W~~	888
Office equipment		1,924		(1,440)		484
Leasehold improvements		1,124		(998)		126
Total	~~W~~	10,173	~~W~~	(8,675)	~~W~~	1,498

	December 31, 2017
	(In millions of Korean won)
	Acquisition price		Accumulated Depreciation		Book amount
Machinery	~~W~~	6,795	~~W~~	(6,141)	~~W~~	654
Office equipment		1,867		(1,702)		165
Leasehold improvements		1,081		(954)		127
Total	~~W~~	9,743	~~W~~	(8,797)	~~W~~	946

Summary of Changes in Property and Equipment

(2) Changes in property and equipment for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018
	Machinery		Office equipment		Leasehold improvements		Total
	(In millions of Korean won)
Beginning of the year	~~W~~	654	~~W~~	165	~~W~~	127	~~W~~	946
Acquisition		550		472		119		1,141
Depreciation		(297)		(133)		(115)		(545)
Disposal		(32)		(22)		(5)		(59)
Translation differences		13		2		—		15
End of the year	~~W~~	888	~~W~~	484	~~W~~	126	~~W~~	1,498

	2017
	Machinery		Office equipment		Leasehold improvements		Total
	(In millions of Korean won)
Beginning of the year	~~W~~	231	~~W~~	103	~~W~~	144	~~W~~	478
Acquisition		617		165		117		899
Depreciation		(174)		(103)		(98)		(375)
Disposal		—		(1)		(37)		(38)
Translation differences		(20)		1		1		(18)
End of the year	~~W~~	654	~~W~~	165	~~W~~	127	~~W~~	946

	2016
	Machinery		Office equipment		Leasehold improvements		Total
	(In millions of Korean won)
Beginning of the year	~~W~~	337	~~W~~	156	~~W~~	157	~~W~~	650
Acquisition		73		55		42		170
Depreciation		(178)		(106)		(56)		(340)
Disposal		(1)		(1)		—		(2)
Translation differences		—		(1)		1		—
End of the year	~~W~~	231	~~W~~	103	~~W~~	144	~~W~~	478

Summary of Depreciation Expenses Recognized in Statements of Comprehensive Income

(3) The depreciation expenses recognized in the statements of comprehensive income for the years ended December 31, 2018, 2017 and 2016 are as follows

	2018		2017		2016
	(In millions of Korean won)
Cost of revenue	~~W~~	260	~~W~~	182	~~W~~	223
Selling, general and administrative expenses		233		150		99
Research and development		52		43		18
Total	~~W~~	545	~~W~~	375	~~W~~	340